Outstanding Warrants	6 Months Ended
Jun. 30, 2011
Outstanding Warrants
Outstanding Warrants

16. Outstanding warrants:

The following is a summary of the outstanding warrants and weighted averages as of June 30, 2011:

	Remaining		Underlying
Expiration Date	Life in Years	Exercise Price	Shares

December 2, 2012	1.7	CAD$0.70	8,674,162

On May 25, 2011, 1.8 million warrants expired, which had an exercise price of $2.20 per share. There were no warrant additions or exercises during the six month period ending June 30, 2011.